NON-FINANCIAL ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-financial Assets And Liabilities
Deferred tax asset	$ 157
Deferred tax liability	(49)	(297)
Deferred tax asset (liability)	$ 108	$ (297)